Significant accounting policies (Details) - USD ($)				12 Months Ended
	Mar. 27, 2024	Mar. 21, 2024	Oct. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 10, 2024	Feb. 15, 2023	Jul. 01, 2022	Dec. 31, 2021	Dec. 24, 2021
Significant Accounting Policies (Details) [Line Items]
Equity interest (as a percent)							6.00%
Stock certificate interest rate						8.90%		17.00%
Decrease in NCI				$ (9,786,509)	$ (10,437,603)	$ (11,226,435)
Other reserves				67,732,146	66,412,147	57,731,195
Net comprehensive profit (loss)				(47,100,000)	(364,700,000)
Accumulated income (loss)				(454,500,000)	(408,200,000)
Cash and cash equivalents				29,283,942	49,391,627	20,535,210				$ 45,624,110
Net increase (decrease) in cash and cash equivalents				(20,131,709)	28,816,044	(25,080,763)
Cash flows from (used in) financing activities				48,419,916	115,743,605	(80,933)
Cash flows from (used in) operating activities				(15,891,808)	(26,979,795)	(17,035,315)
Cash flows from (used in) investing activities				$ (52,659,817)	(59,947,767)	(7,964,515)
Convertible note		$ 50,000,000
Gross proceeds	$ 50,000,000
Convertible fundraising	$ 50,000,000
Number of shares, right to purchase (in shares)				1
Price per share (in dollars per share)				$ 6.95
Share outstanding (in shares)				14,391,150
Revision of Prior Period, Adjustment
Significant Accounting Policies (Details) [Line Items]
Decrease in NCI				$ 73,230,000	73,226,449	73,226,449
Other reserves				$ 73,230,000	$ 73,226,449	73,226,449
Bottom of range
Significant Accounting Policies (Details) [Line Items]
Operating lease term				3 years
Top of range
Significant Accounting Policies (Details) [Line Items]
Operating lease term				5 years
Lifezone Limited
Significant Accounting Policies (Details) [Line Items]
Equity interest (as a percent)				100.00%
KNL
Significant Accounting Policies (Details) [Line Items]
Interest percentage									8.90%
Investment in equity			$ 50,000,000
Equity issuance cost						$ 2,500,000
Convertible fundraising											$ 40,000,000
BHP
Significant Accounting Policies (Details) [Line Items]
Investment amount											$ 10,000,000
Warrants | Public Warrants
Significant Accounting Policies (Details) [Line Items]
Warrants per share (in dollars per share)				$ 11.50
Share outstanding (in shares)				13,723,650	0